Components of Senior Notes Payable and Other Debt (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Term loan and other notes payable	$ 705,153,415	$ 600,473,578
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Debt Instrument [Line Items]
Term loan and other notes payable	705,153,415	600,473,578
Senior Notes
Debt Instrument [Line Items]
Term loan and other notes payable	403,180,433	302,552,127
Senior Notes | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Debt Instrument [Line Items]
Term loan and other notes payable	403,180,433	302,552,127
Term Loan
Debt Instrument [Line Items]
Term loan and other notes payable	192,212,350	196,943,393
Term Loan | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Debt Instrument [Line Items]
Term loan and other notes payable	192,212,350	196,943,393
Line of Credit
Debt Instrument [Line Items]
Term loan and other notes payable	18,925,200	72,216,570
Line of Credit | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Debt Instrument [Line Items]
Term loan and other notes payable	18,925,200	72,216,570
Construction Loans
Debt Instrument [Line Items]
Term loan and other notes payable		6,073,802
Construction Loans | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Debt Instrument [Line Items]
Term loan and other notes payable		6,073,802
2016 Revolver
Debt Instrument [Line Items]
Term loan and other notes payable	69,368,589
2016 Revolver | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Debt Instrument [Line Items]
Term loan and other notes payable	69,368,589
2014 Revolver
Debt Instrument [Line Items]
Term loan and other notes payable		15,000,000
2014 Revolver | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Debt Instrument [Line Items]
Term loan and other notes payable		15,000,000
Loans Payable
Debt Instrument [Line Items]
Term loan and other notes payable	7,584,974	7,687,686
Loans Payable | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Debt Instrument [Line Items]
Term loan and other notes payable	7,584,974	7,687,686
HUD Loan
Debt Instrument [Line Items]
Term loan and other notes payable	13,881,869
HUD Loan | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Debt Instrument [Line Items]
Term loan and other notes payable	$ 13,881,869